32. Interest expense and similar charges (Details 1) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Interest Expense And Similar Charges
Credit institutions deposits		R$ 4,327,276	R$ 4,866,357	R$ 5,367,471
Customer deposits		7,504,276	14,965,958	13,576,866
Marketable debt securities and subordinated liabilities:
Marketable debt securities (note 18)		2,785,942	5,138,306	4,606,949
Subordinated liabilities (note 19)				25,336
Debt Instruments Eligible to Compose Capital (note 19)		909,393	503,541	604,216
Pension Plans (note 21.b)		301,389	342,068	343,137
Other interest	[1]	2,503,953	2,703,723	4,033,076
Total		R$ 18,332,228	R$ 28,519,953	R$ 28,557,051

[1]	It is mainly composed of Expenses with Interest on Repo Agreements